Consolidated Statements of Stockholders' Equity - USD ($) $ in Millions	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Officer Promissory Notes [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interests [Member]
Balance, Amount at Dec. 31, 2011	$ 721.3	$ 0.0	$ 946.4	$ (30.4)	$ (195.4)	$ (3.2)	$ 3.9
Balance, Shares at Dec. 31, 2011		1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(194.0)				(192.6)		(1.4)
Unrealized gain resulting from change in fair value of derivative instruments, net of tax	1.0					1.0
Capital contribution and proceeds from issuance of shares	157.2		157.2
Interest receivable	(0.8)			(0.8)
Dividend distribution	(23.5)			31.2	(54.7)
Stock-based compensation expense	1.3		1.3
Balance, Amount at Dec. 31, 2012	662.5	$ 0.0	1,104.9	0.0	(442.7)	(2.2)	2.5
Balance, Shares at Dec. 31, 2012		1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(117.8)				(117.8)
Unrealized gain resulting from change in fair value of derivative instruments, net of tax	4.7					4.7
Acquisition of noncontrolling interest	(2.5)						(2.5)
Stock-based compensation expense	4.6		4.6
Balance, Amount at Dec. 31, 2013	551.5	$ 0.0	1,109.5	0.0	(560.5)	2.5	0.0
Balance, Shares at Dec. 31, 2013		1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(17.1)				(17.1)
Unrealized gain resulting from change in fair value of derivative instruments, net of tax	(1.0)					(1.0)
Stock-based compensation expense	4.5		4.5
Capital contribution from parent	0.1		0.1
Return of capital to parent	(9.1)		(9.1)
Balance, Amount at Dec. 31, 2014	528.9	$ 0.0	1,105.0	$ 0.0	(577.6)	1.5	$ 0.0
Balance, Shares at Dec. 31, 2014		1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(24.8)				(24.8)
Unrealized gain resulting from change in fair value of derivative instruments, net of tax	(1.5)					(1.5)
Stock-based compensation expense	1.6		1.6
Capital contribution from parent	0.5		0.5
Return of capital to parent	(7.5)		(7.5)
Balance, Amount at Sep. 30, 2015	$ 497.2	$ 0.0	$ 1,099.6		$ (602.4)	$ 0.0
Balance, Shares at Sep. 30, 2015		1,000